SECURITIES ACT OF 1933 FILE NO. 33-67852
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-7978
                                        SECURITIES ACT OF 1933 FILE NO. 33-56094
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-7428

                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS

                        SUPPLEMENT DATED DECEMBER 2, 2002
                       TO THE CLASSES A, B, C, M, Q AND I
                         INTERNATIONAL EQUITY FUNDS AND
                               GLOBAL EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 2002


     Among other elements of analysis, on November 22, 2002 the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Pursuant to procedures adopted by the Board of Trustees, the Funds are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's net asset value.




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